OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
OTHER INTANGIBLE ASSETS [Abstract]
OTHER INTANGIBLE ASSETS
NOTE 7:	OTHER INTANGIBLE ASSETS

Other Intangible assets consists mainly of development costs of software to be sold, eased or marketed. Development costs capitalized in during the year ended December 31, 2016 amounted to $1,487. Amortization expenses for the years ended December 31, 2016 amounted to $448.